Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 930,557	$ 954,122	$ 4,230,631	$ 3,246,602	$ 4,564,426	$ 3,789,181
Revenues - related party	442,467	251,876	602,159	1,169,688	1,396,613	1,338,871
Total Revenues	1,373,024	1,205,998	4,832,790	4,416,290	5,961,039	5,128,052
COST OF REVENUES
Cost of revenues	146,409	220,121	726,957	691,588	741,508	1,178,382
Cost of revenues — related party	84,528	41,009	109,752	297,004	384,457	459,681
Total Cost of Revenues	230,937	261,130	836,709	988,592	1,125,965	1,638,063
GROSS PROFIT	1,142,087	944,868	3,996,081	3,427,698	4,835,074	3,489,989
OPERATING EXPENSES:
Selling	6,643	8,455	17,880	42,640	54,593	30,417
General and administrative	256,013	221,654	619,786	533,595	733,815	878,879
Total Operating Expenses	262,656	230,109	637,666	576,235	788,408	909,296
INCOME FROM OPERATIONS	879,431	714,759	3,358,415	2,851,463	4,046,666	2,580,693
OTHER INCOME (EXPENSES):
Interest income	474	263	2,062	1,712	2,643	3,588
Interest expense						(921)
Other (expense)	(246)	(2,717)	(607)	(14,838)	(8,998)	2,600
Total Other Income (Expenses)	228	(2,454)	1,455	(13,126)	(6,355)	5,267
NET INCOME	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
COMPREHENSIVE INCOME:
NET INCOME	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	(59,359)	158,519	108,308	582,653	778,392	463,826
COMPREHENSIVE INCOME	$ 820,300	$ 870,824	$ 3,468,178	$ 3,420,990	$ 4,818,703	$ 3,049,786
NET INCOME PER COMMON SHARE:
Basic	$ 0.02	$ 0.02	$ 0.07	$ 0.07	$ 0.10	$ 0.06
Diluted	$ 0.02	$ 0.01	$ 0.07	$ 0.06	$ 0.08	$ 0.05
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	50,000,000	40,500,000	47,052,920	40,500,000	40,500,000	40,083,562
Diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	49,583,562